| (John Hancock Income Fund)

John Hancock Strategic Series

John Hancock Income Fund

Supplement dated January 3, 2014 to the current Class A, Class B, and Class C Shares Prospectus of the fund, as may be supplemented from time to time.

Effective February 3, 2014, Class A sales charges of the fund are being reduced as set forth below.

The following amends and restates the information regarding Class A shares presented under the heading "Fees and expenses — Shareholder fees (fees paid directly from your investment)" in the "Fund summary" section:

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (John Hancock Income Fund) (USD $)		Class A
Maximum front-end sales charge (load) on purchases, as a % of purchase price		4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $1 million or more)

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section for Class A shares:
Expense Example (John Hancock Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	488	676	879	1,464